UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23170

NB Crossroads Private Markets Fund IV (TE) - Client LLC

(Exact name of registrant as specified in charter)

325 North Saint Paul Street

49th Floor

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

Jim Bowden, Chief Executive Officer and President

NB Crossroads Private Markets Fund IV (TE) - Client LLC

c/o Neuberger Berman Investment Advisers LLC

1290 Avenue of the Americas

New York, NY 10104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-476-8800

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

NB Crossroads Private Markets Fund IV (TE) - Client LLC (the “Fund”) invests substantially all of its assets in NB Crossroads Private Markets Fund IV Holdings LLC (the “Company”). The percentage of the Company’s members’ equity owned by the Fund at June 30, 2018, was 34.26%. The Fund has included the Company’s schedule of investments as of June 30, 2018, below. The Company’s schedule of investments was also filed on Form N-Q with the Securities and Exchange Commission on August 29, 2018.

NB Crossroads Private Markets Fund IV Holdings LLC

Schedule of Investments

June 30, 2018 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Fair Value

Large-cap Buyout (16.82%)
Carlyle Partners VII, L.P.	Primary	-	North America	-
Clayton, Dubilier & Rice Fund X, L.P.	Primary	03/2018	North America	631,949
Cortefiel Co-Invest SCSp	Co-investment	10/2017	Europe	1,434,328
CVC Capital Partners VII, L.P.	Primary	-	Europe	91,320
Gorilla Aggregator L.P.	Co-investment	10/2017	North America	3,729,000
KKR Byzantium Infrastructure Co-Invest L.P.	Co-investment	10/2017	Europe	3,146,516
KKR Taurus Co-Invest II L.P.	Co-investment	10/2017-11/2017	North America	2,988,632
SLP Blue Co-Invest, L.P.	Co-investment	06/2018	North America	1,802,092
TPG Healthcare Partners, L.P.	Primary	-	North America	-
TPG Partners VIII, L.P.	Primary	-	North America	-
Uno Co-Invest L.P.	Co-investment	06/2017	North America	3,630,000
				17,453,837
Small and Mid-cap Buyout (54.68%)
BC Holdco, LLC	Co-investment	11/2017	North America	2,400,000
ByLight InvestCo LP	Co-investment	05/2017	North America	1,017,405
Charlesbank Equity Fund IX, L.P.	Primary	-	North America	-
CHG PPC Investor LLC	Co-investment	03/2018	North America	1,100,025
CI Capital Investors II, L.P.	Secondary	06/2017-04/2018	North America	270,012
CI Capital Investors II Follow-On Partners, L.P.	Co-investment	05/2018-06/2018	North America	2,655,475
EQT Mid Market Europe, L.P.	Primary	08/2017-05/2018	Europe	3,166,194
Fortress Vietnam Investment Holdings PTE. LTD.	Co-investment	06/2017-06/2018	Asia	1,187,757
Further Global Capital Partners, L.P.	Primary	03/2018	North America	2,953,627
JLL MedPlast Topco, L.P.	Co-investment	06/2018	North America	1,640,000
KKR Global Infrastructure Investors III L.P.	Primary	-	North America	-
MCH Iberian Capital Fund IV, F.C.R.	Secondary	05/2017-04/2018	Europe	3,933,008
MHS Acquisition Holdings, LLC	Co-investment	03/2017-03/2018	North America	999,577
Milani Aggregator LLC	Co-investment	06/2018	North America	1,522,500
MND Holdings I Corp	Co-investment	07/2017	North America	1,750,000
NB Excelitas LP	Co-investment	11/2017	North America	4,143,833
NB Pitman 13 Holdings L.P.	Co-investment	06/2018	South America	3,178,813
NB Soho LP (TRG Growth Fund II)	Secondary	06/2017-09/2017	North America	3,315,760
Oak Hill Capital Partners IV, L.P.	Primary	05/2017-06/2018	North America	4,388,892
OHCP IV SF COI, L.P.	Co-investment	01/2018	North America	639,601
Optimum Evolution Fund SIF-Property II	Secondary	02/2018	Europe	2,778,070
PPC Fund II, L.P.	Primary	04/2018	North America	1,657,123
Silver Creek Midstream Coinvest LP	Co-investment	06/2018	North America	1,566,300
THL Equity Fund VII Investors (MHS), L.P.	Co-investment	04/2017-06/2018	North America	3,759,384
Veritas Capital Fund VI, L.P.	Primary	06/2017-04/2018	North America	1,284,911
VSC RST Holdco, L.P.	Co-investment	08/2017	North America	2,691,693
Webster Capital IV, L.P.	Primary	-	North America	-
WR Environmental Aggregator LLC	Co-investment	04/2017	North America	880,000
Wrigley Co-Invest, L.P.	Co-investment	06/2018	North America	1,870,000
				56,749,960
Special Situations (15.71%)
Apollo Investment Fund IX, L.P.	Primary	-	North America	-
Cerberus Institutional Partners VI, L.P.	Primary	04/2017-06/2018	North America	5,396,484
Diligere Co-Investment Partners, LLC	Co-investment	02/2018	North America	1,300,000
Epiris Fund II L.P.	Primary	05/2018-06/2018	Europe	1,791,701
NB Arch LP	Co-investment	09/2017	North America	3,038,908
NB WM Co-Invest LP	Co-investment	09/2017	North America	3,781,226
RugsUSA Parent Holdings, LLC	Co-investment	04/2018	North America	1,000,000
Sycamore Partners III, L.P.	Primary	01/2018	North America	-
				16,308,319
Venture Capital (12.18%)
Acquisition Super Holdings Inc.	Co-investment	06/2018	North America	457,083
Alsop Louie Capital IV L.P.	Primary	11/2017-03/2018	North America	1,002,533
Battery Ventures XII, L.P.	Primary	03/2018-05/2018	North America	150,827
Battery XII Side Fund, L.P.	Primary	03/2018	North America	12,582
Canaan XI L.P.	Primary	01/2018-06/2018	North America	796,512
Clearant Super Holdings Inc	Co-investment	06/2018	North America	1,342,917
DFJ Growth III, L.P.	Primary	05/2017-06/2018	North America	1,755,865
Hosen Capital Fund III, L.P.	Primary	04/2017-12/2017	Asia	982,154
Lantern Capital Partners Fund I (A), L.P	Primary	04/2018-06/2018	North America	3,942,000
Menlo Ventures XIV, L.P.	Primary	10/2017-06/2018	North America	1,124,851
Summit Partners Europe Growth Equity Fund II, SCSp	Primary	01/2018-06/2018	Europe	1,075,403
TPG Tech Adjacencies, L.P.	Primary	-	North America	-
				12,642,727

Total Investments in Portfolio Funds (cost $96,576,698) (99.39%)				103,154,843
Other Assets & Liabilities (Net) (0.61%)				630,698
Members' Equity - Net Assets (100.00%)				$ 103,785,541

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at June 30, 2018 aggregated $96,576,698. Total fair value of illiquid and restricted securities at June 30, 2018 was $103,154,843 or 99.39% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Company's Members' Equity - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

Valuation of Investments

NB Crossroads Private Markets Fund IV Holdings LLC the (“Company”) computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by Neuberger Berman Investment Advisers LLC (the “Registered Investment Adviser”) and NB Alternatives Advisers LLC (the “Sub-Adviser”) in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Managers of the registrant (the “Board”).

The Board has approved the Procedures pursuant to which the Company values its interests in the portfolio funds (the “Portfolio Funds”) and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Company.  The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820: Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Company’s investment in the Portfolio Fund based primarily upon the value reported to the Company by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

FASB ASC 820-10 “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

The estimated remaining life of the Company’s Portfolio Funds as of June 30, 2018 is one to ten years, with the possibility of extensions by each of the Portfolio Funds.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Crossroads Private Markets Fund IV (TE) - Client LLC

By: /s/ Jim Bowden

Jim Bowden

Chief Executive Officer and President

Date: August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jim Bowden

Jim Bowden

Chief Executive Officer and President

(Principal Executive Officer)

Date: August 29, 2018

By: /s/ John M. McGovern

John M. McGovern

Treasurer

(Principal Financial Officer)

Date: August 29, 2018